Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2025
EBP 004
EBP, Investment, Fair Value and NAV [Line Items]
Summary of fair value of investments
A summary of the fair value of the Plan's investments at December 31, 2025 and 2024.

	2025	2024
	(in thousands)
Common Stock:
GE Common Stock	$—	$756,497
GE Vernova Common Stock	1,091,993	504,106
Total Common Stock	1,091,993	1,260,603

Registered Investment Companies:
SSGA Income Fund	—	220,930
SSGA U.S. Core Equity Fund	—	1,079,303
SSGA Small-Cap Equity Fund	—	224,330
Total Registered Investment Companies	—	1,524,563

Collective Funds:(a)
Non-U.S. Equity Index Fund	—	723,475
U.S. Aggregate Bond Index Fund	—	636,164
U.S. Large-Cap Equity Index Fund	—	1,234,512
U.S. Mid-Cap Equity Index Fund	—	357,216
U.S. Small-Cap Equity Index Fund	—	300,661
U.S. Treasury Inflation-Protected Securities Index Fund	—	128,561
Commodity Index Daily Fund	—	21,307
BlackRock Developed Real Estate Index Non-Lendable Fund	—	87,428
Russell 1000 Index Non-Lendable Fund	—	1,094,298
SSGA Short Term Interest Fund	—	94,868
SSGA Government Reserve Fund	12,592	442,274
Mercer GE International Equity Fund	—	177,420
State Street Institutional U.S. Government Money Market Fund	248,032	—
State Street Global All Cap Equity ex-U.S. Index Fund	164,991	—
State Street S&P 500 Index Fund	828,446	—
State Street U.S. Bond Index Securities Lending Series Fund	114,686	—
State Street U.S. Extended Market Index Non-Lending Series Fund	134,578	—
State Street Target Retirement Income Fund	989,926	—
State Street Target Retirement 2025 Fund	668,250	—
State Street Target Retirement 2030 Fund	1,179,583	—
State Street Target Retirement 2035 Fund	1,169,859	—
State Street Target Retirement 2040 Fund	866,829	—
State Street Target Retirement 2045 Fund	726,513	—
State Street Target Retirement 2050 Fund	566,645	—
State Street Target Retirement 2055 Fund	333,498	—
State Street Target Retirement 2060 Fund	142,785	—
State Street Target Retirement 2065 Fund	49,453	—
State Street Target Retirement 2070 Fund	29,160	—
Total Collective Funds	8,225,826	5,298,184

Total investments at fair value	$9,317,819	$8,083,350

(a) As of December 31, 2024, the TRD Funds were separate accounts that invested in a combination of the Index Funds as well as the Commodity Index Daily Fund, BlackRock Developed Real Estate Index Non-Lendable Fund and the Russell 1000 Index Non-Lendable Fund (which are not otherwise offered as direct investment options in the Plan), representing a variety of asset classes. The 2024 breakdown was not applicable at December 31, 2025 due to the change in investments.
The Plan's investments measured at fair value on a recurring basis at December 31, 2025 follow.

	Level 1	Level 2	Total
Investments	(in thousands)
Common Stock	$1,091,993	$—	$1,091,993
	$1,091,993	$—	$1,091,993
Investments measured at net asset value (a)
Collective Funds			8,225,826
Total investments at fair value			$9,317,819

The Plan's investments measured at fair value on a recurring basis at December 31, 2024 follow.

	Level 1	Level 2	Total
Investments	(in thousands)

Common Stock	$1,260,603	$—	$1,260,603
Registered Investment Companies	1,524,563	—	1,524,563
	$2,785,166	$—	$2,785,166
Investments measured at net asset value (a)
Collective Funds			5,298,184
Total investments at fair value			$8,083,350

(a) The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the statement of net assets available for plan benefits. Investments in collective funds are valued based on the year-end unit NAV. The NAV is used as a practical expedient to estimate fair value. These investments are priced daily and there are no unfunded commitments or redemption restrictions associated with the funds. The State Street Institutional U.S. Government Money Market Fund and SSGA Government Reserve Fund are included in the above collective funds total and are comprised of interest-bearing cash, and do not file as direct filing entities with the DOL.